Business and Organization	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization
Basis of Presentation and Use of Estimates
The accompanying unaudited interim Condensed Consolidated Financial Statements (“interim statements”) of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X issued by the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments and disclosures necessary for a fair statement are reflected in the interim periods presented. The results reported in these interim statements are not necessarily indicative of the results that may be reported for the entire year. These interim statements should be read in conjunction with the Partnership’s Consolidated Financial Statements for the year ended December 31, 2015, which are included in the Partnership’s Annual Report on Form 10-K filed with the SEC on February 23, 2016 and the recast financial information included in Exhibit 99.1. The year-end balance sheet data was derived from the audited financial statements, but does not include all disclosures required by GAAP.
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. These financial statements have been prepared assuming the Partnership will continue to operate as a going concern. On a quarterly basis, the Partnership assesses whether conditions have emerged which may cast substantial doubt about the Partnership's ability to continue as a going concern for the next twelve months. Refer to Note 6 - Long-Term Debt for additional disclosure on covenant compliance under our Revolving Credit Agreement.
Hi-Crush Partners LP (together with its subsidiaries, the “Partnership”, “we”, “us” or “our”) is a Delaware limited partnership formed on May 8, 2012 to acquire selected sand reserves and related processing and transportation facilities of Hi-Crush Proppants LLC. The Partnership is engaged in the excavation and processing of raw frac sand for use in hydraulic fracturing operations for oil and natural gas wells. In connection with its formation, the Partnership issued a non-economic general partner interest to Hi-Crush GP LLC, our general partner (the “General Partner” or “Hi-Crush GP”), and a 100% limited partner interest to Hi-Crush Proppants LLC (the “sponsor”), its organizational limited partner.
On August 9, 2016, the Partnership entered into a contribution agreement with the sponsor to acquire all of the outstanding membership interests in Hi-Crush Blair LLC ("Blair"), the entity that owns our sponsor's Blair facility (the "Blair Contribution").
The Blair Contribution was accounted for as a transaction between entities under common control whereby Blair's net assets were recorded at their historical cost. Therefore, the Partnership's historical financial information was recast to combine Blair and the Partnership as if the combination had been in effect since inception of the common control on July 31, 2014. Refer to Note 3 for additional disclosure regarding the Blair Contribution.

Basis of Presentation and Use of Estimates
The accompanying unaudited interim Condensed Consolidated Financial Statements (“interim statements”) of Hi-Crush Partners LP (together with its subsidiaries, the “Partnership”, “we”, “us” or “our”) have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X issued by the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments and disclosures necessary for a fair statement are reflected in the interim periods presented. The results reported in these interim statements are not necessarily indicative of the results that may be reported for the entire year. These interim statements should be read in conjunction with the Partnership’s Consolidated Financial Statements for the year ended December 31, 2015, which are included in the Partnership’s Annual Report on Form 10-K filed with the SEC on February 23, 2016 and the recast financial information included in Exhibit 99.1. The year-end balance sheet data was derived from the audited financial statements, but does not include all disclosures required by GAAP.
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. These financial statements have been prepared assuming the Partnership will continue to operate as a going concern. On a quarterly basis, the Partnership assesses whether conditions have emerged which may cast substantial doubt about the Partnership's ability to continue as a going concern for the next twelve months. Refer to Note 6 - Long-Term Debt for additional disclosure on covenant compliance under our Revolving Credit Agreement.
Hi-Crush Partners LP is a Delaware limited partnership formed on May 8, 2012 to acquire selected sand reserves and related processing and transportation facilities of Hi-Crush Proppants LLC. The Partnership is engaged in the excavation and processing of raw frac sand for use in hydraulic fracturing operations for oil and natural gas wells. In connection with its formation, the Partnership issued a non-economic general partner interest to Hi-Crush GP LLC, our general partner (the “General Partner” or “Hi-Crush GP”), and a 100% limited partner interest to Hi-Crush Proppants LLC (the “sponsor”), its organizational limited partner.
On August 9, 2016, the Partnership entered into a contribution agreement with the sponsor to acquire all of the outstanding membership interests in Hi-Crush Blair LLC ("Blair"), the entity that owns our sponsor's Blair facility (the "Blair Contribution").
The Blair Contribution was accounted for as a transaction between entities under common control whereby Blair's net assets were recorded at their historical cost. Therefore, the Partnership's historical financial information was recast to combine Blair and the Partnership as if the combination had been in effect since inception of the common control on July 31, 2014. Refer to Note 3 for additional disclosure regarding the Blair Contribution.

Business and Organization
Hi-Crush Partners LP (together with its subsidiaries, the “Partnership”, "we", "us" or "our") is a Delaware limited partnership formed on May 8, 2012 to acquire selected sand reserves and related processing and transportation facilities of Hi-Crush Proppants LLC. The Partnership is engaged in the excavation and processing of raw frac sand for use in hydraulic fracturing operations for oil and natural gas wells. In connection with its formation, the Partnership issued a non-economic general partner interest to Hi-Crush GP LLC (the “General Partner”), and a 100% limited partner interest to Hi-Crush Proppants LLC (the “sponsor”), its organizational limited partner.
On January 31, 2013, the Partnership entered into an agreement with the sponsor to acquire a preferred interest in Hi-Crush Augusta LLC ("Augusta"), the entity that owned the sponsor’s Augusta raw frac sand processing facility, for $37,500 in cash and 3,750,000 newly issued convertible Class B units in the Partnership (See Augusta Contribution below). The sponsor did not receive distributions on the Class B units until they converted into common units. The conditions precedent to conversion of the Class B units were satisfied upon payment of our distribution on August 15, 2014 and, upon such payment, the sponsor, who was the sole owner of our Class B units, elected to convert all of the 3,750,000 Class B units into common units on a one-for-one basis. The sponsor received a per unit distribution on the converted common units for the second quarter of 2014 in an amount equal to the per unit distribution that was paid to all the common and subordinated units for the same period. The 3,750,000 converted common units were sold to the public on August 15, 2014.
On June 10, 2013, the Partnership acquired an independent frac sand supplier, D & I Silica, LLC (“D&I”), transforming the Partnership into an integrated Northern White frac sand producer, transporter, marketer and distributor. The Partnership acquired D&I for $95,159 in cash and 1,578,947 common units (See Note 4 – Business Combinations). Founded in 2006, D&I was the largest independent frac sand supplier to the oil and gas industry drilling in the Marcellus and Utica shales.
On April 8, 2014, the Partnership entered into a contribution agreement with the sponsor to acquire substantially all of the remaining equity interests in the sponsor’s Augusta facility for cash consideration of $224,250 (the “Augusta Contribution”). To finance the Augusta Contribution and refinance the Partnership’s revolving credit agreement, (i) on April 8, 2014, the Partnership commenced a primary public offering of 4,250,000 common units representing limited partnership interests in the Partnership and (ii) on April 28, 2014, the Partnership entered into a $200,000 senior secured term loan facility with certain lenders. The Partnership’s primary public offering closed on April 15, 2014. On May 9, 2014, the Partnership issued an additional 75,000 common units pursuant to the partial exercise of the underwriters' over-allotment option in connection with the April 2014 primary public offering. Net proceeds to the Partnership from the primary offering and the exercise of the over-allotment option totaled $170,693. Upon receipt of the proceeds from the public offering on April 15, 2014, the Partnership paid off the outstanding balance of $124,750 under its revolving credit agreement. The Augusta Contribution closed on April 28, 2014, and at closing, the Partnership’s preferred equity interest in Augusta was converted into common equity interests of Augusta. Following the Augusta Contribution, the Partnership owned 98.0% of Augusta’s common equity interests. In addition, on April 28, 2014, the Partnership entered into a $150,000 senior secured revolving credit agreement with various financial institutions by amending and restating its prior $200,000 revolving credit agreement (See Note 8 - Long-Term Debt).
On August 9, 2016, the Partnership entered into a contribution agreement with the sponsor to acquire all of the outstanding membership interests in Hi-Crush Blair LLC ("Blair"), the entity that owns our sponsor's Blair facility (the "Blair Contribution"). Refer to Note 4 for additional disclosure regarding the Blair Contribution.